Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Property and equipment
7	Property and equipment

	December 31, 2023	December 31, 2024
	RMB	RMB

Office and other equipment	20,395,676	15,525,093
Leasehold improvements	16,192,039	14,225,255
Motor vehicles	3,095,131	3,257,768
Building	-	183,775,478
Less: accumulated depreciation	(31,523,896)	(29,305,673)
Total	8,158,950	187,477,921

The Group paid RMB 177,325,555 in 2023 for the purchase of an office building, which was recorded as a prepayment as of December 31, 2023. The office building was placed into service and was recognized as a fixed asset in January, 2024. Total depreciation expense for the years ended December 31, 2023 and 2024 was RMB1,234,129 and RMB11,540,877, respectively, which were recorded in other expenses in each year.